STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Sep. 30, 2016	$ 682,402	$ 26,151,376	$ (33,527,174)	$ (6,693,396)
Beginning balance (in shares) at Sep. 30, 2016	682,402,225
Common stock issued for services	$ 1,250	(1,250)
Common stock issued for services (in shares)	1,250,000
Common stock issued resulting from anti-dilution provision		131,165		131,165
Restricted common stock issued to employees		81,861		81,861
Value of warrants in conjunction with convertible promissory notes	$ 1,500	24,210		25,710
Value of warrants in conjunction with convertible promissory notes (in shares)	1,500,000
Value of beneficial conversion feature in conjunction with convertible promissory notes	$ 7,044	120,844		127,888
Value of beneficial conversion feature in conjunction with convertible promissory notes (in shares)	7,044,400
Loss from extension of due date and issuance of Bridge Note extensions		50,701		50,701
Stock Issued in Capital Raise	$ 19,325	946,925		966,250
Stock Issued in Capital Raise (in shares)	19,325,000
Value of warrants issued in conjunction with Bridge Note extensions		653,670		653,670
Net loss			(5,694,349)	(5,694,349)
Ending balance at Sep. 30, 2017	$ 692,196	27,212,577	(39,221,523)	$ (11,316,750)
Ending balance (in shares) at Sep. 30, 2017	692,196,625			692,196,625
Common stock issued for services	$ 80,294	4,814,961		$ 4,895,255
Common stock issued for services (in shares)	80,293,425
Value of warrants in conjunction with convertible promissory notes		47,386		47,386
Value of beneficial conversion feature in conjunction with convertible promissory notes		103,519		103,519
Common stock issued for convertible promissory notes	$ 2,000	47,094		49,094
Common stock issued for convertible promissory notes (in shares)	2,000,000
Common stock issued for conversion of convertible promissory notes plus accrued interest	$ 4,330	82,270		86,600
Common stock issued for conversion of convertible promissory notes plus accrued interest (in shares)	4,330,000
Stock Issued in Capital Raise	$ 19,325	946,925		966,250
Stock Issued in Capital Raise (in shares)	19,325,000
Net loss			(1,060,172)	(1,060,172)
Ending balance at Mar. 31, 2018	$ 778,820	32,618,329	(40,281,695)	(6,884,546)
Ending balance (in shares) at Mar. 31, 2018	778,820,050
Beginning balance at Sep. 30, 2017	$ 692,196	27,212,577	(39,221,523)	$ (11,316,750)
Beginning balance (in shares) at Sep. 30, 2017	692,196,625			692,196,625
Common stock issued for services	$ 84,349	5,122,404		$ 5,206,753
Common stock issued for services (in shares)	84,348,985
Value of warrants in conjunction with convertible promissory notes		47,387		47,387
Value of beneficial conversion feature in conjunction with convertible promissory notes		103,519		103,519
Amortization of employee stock options and restricted stock		1,857,531		1,857,531
Common stock issued for convertible promissory notes	$ 2,000	47,093		49,093
Common stock issued for convertible promissory notes (in shares)	2,000,000
Common stock issued for conversion of convertible promissory notes plus accrued interest	$ 41,851	924,474		966,325
Common stock issued for conversion of convertible promissory notes plus accrued interest (in shares)	41,850,996
Common stock issued for warrants exercised	$ 417	12,083		12,500
Common stock issued for warrants exercised (in shares)	416,666
Common stock issued to settle debt	$ 11,200	1,095,800		1,107,000
Common stock issued to settle debt (in shares)	11,200,000
Stock Issued in Capital Raise	$ 19,325	946,925		966,250
Stock Issued in Capital Raise (in shares)	19,325,000
Value of warrants issued in conjunction with Bridge Note extensions		217,141		217,141
Net loss			(2,636,734)	(2,636,734)
Ending balance at Sep. 30, 2018	$ 832,013	36,640,009	(41,858,257)	$ (4,386,235)
Ending balance (in shares) at Sep. 30, 2018	832,013,272			832,013,272
Beginning balance at Dec. 31, 2017	$ 698,526	27,586,227	(39,735,926)	$ (11,451,173)
Beginning balance (in shares) at Dec. 31, 2017	698,526,625
Common stock issued for services	$ 80,294	4,814,961		4,895,255
Common stock issued for services (in shares)	80,293,425
Stock Issued in Capital Raise	$ 19,325	946,925		966,250
Stock Issued in Capital Raise (in shares)	19,325,000
Value of warrants issued in conjunction with Bridge Note extensions		217,141		217,141
Net loss			(545,769)	(545,769)
Ending balance at Mar. 31, 2018	$ 778,820	32,618,329	(40,281,695)	(6,884,546)
Ending balance (in shares) at Mar. 31, 2018	778,820,050
Beginning balance at Sep. 30, 2018	$ 832,013	36,640,009	(41,858,257)	$ (4,386,235)
Beginning balance (in shares) at Sep. 30, 2018	832,013,272			832,013,272
Stock Based Compensation		802,103		$ 802,103
Common stock issued for warrants exercised	$ 238,095	9,761,905		10,000,000
Common stock issued for warrants exercised (in shares)	238,095,238
Stock Issued in Capital Raise	$ 19,325	946,925		966,250
Stock Issued in Capital Raise (in shares)	19,325,000
Value of warrants issued in conjunction with Bridge Note extensions		4,643,087		4,643,087
Net loss			(6,509,799)	(6,509,799)
Ending balance at Mar. 31, 2019	$ 1,089,433	52,794,029	(48,368,056)	$ 5,515,405
Ending balance (in shares) at Mar. 31, 2019	1,089,433,510			1,089,433,510
Beginning balance at Dec. 31, 2018	$ 851,338	37,979,934	(42,282,117)	$ (3,450,846)
Beginning balance (in shares) at Dec. 31, 2018	851,338,272
Stock Based Compensation		409,103		409,103
Common stock issued for warrants exercised	$ 238,095	9,761,905		10,000,000
Common stock issued for warrants exercised (in shares)	238,095,238
Value of warrants issued in conjunction with Bridge Note extensions		4,643,087		4,643,087
Net loss			(6,085,939)	(6,085,939)
Ending balance at Mar. 31, 2019	$ 1,089,433	$ 52,794,029	$ (48,368,056)	$ 5,515,405
Ending balance (in shares) at Mar. 31, 2019	1,089,433,510			1,089,433,510